Financial Liabilities - Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Conversion component of convertible loans
Total	29	583
Level 1 [Member] | Public Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrants	29	583
Level 1 [Member] | Private Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrants
Level 3 [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Conversion component of convertible loans	282	5,141
Convertible loans measured whole at fair value	57,756
Total	60,693	18,442
Level 3 [Member] | Public Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrants
Level 3 [Member] | Private Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Warrants	$ 2,655	$ 13,301